Derivative Instruments (Tables)	12 Months Ended
Oct. 03, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Fair Value of Derivative Positions
The Company’s derivative positions measured at fair value are summarized in the following tables:

	As of October 3, 2020
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$184	$132	$(77)	$(273)
Interest rate	—	515	(4)	—
Other	1	—	(15)	(4)
Derivatives not designated as hedges
Foreign exchange	53	136	(98)	(101)
Interest Rate	—	—	—	—
Other	—	—	(3)	—
Gross fair value of derivatives	238	783	(197)	(378)
Counterparty netting	(143)	(378)	184	338
Cash collateral (received) paid	(26)	(142)	—	9
Net derivative positions	$69	$263	$(13)	$(31)

	As of September 28, 2019
	Current Assets	Other Assets	Other Current Liabilities	Other Long- Term Liabilities
Derivatives designated as hedges
Foreign exchange	$302	$241	$(67)	$(244)
Interest rate	—	89	(82)	—
Other	1	—	(3)	(1)
Derivatives not designated as hedges
Foreign exchange	65	163	(107)	(126)
Interest Rate	—	—	—	(11)
Gross fair value of derivatives	368	493	(259)	(382)
Counterparty netting	(231)	(345)	258	318
Cash collateral (received) paid	(55)	(6)	—	7
Net derivative positions	$82	$142	$(1)	$(57)

Carrying Amount and Cumulative Basis Adjustments for Fair Value Hedges Recorded on the Balance Sheet
The following table summarizes fair value hedge adjustments to hedged borrowings:

	Carrying Amount of Hedged Borrowings(1)		Fair Value Adjustments Included in Hedged Borrowings(1)
	October 3, 2020	September 28, 2019	October 3, 2020	September 28, 2019
Borrowings:
Current	$753	$1,121	$4	$(3)
Long-term	16,229	9,562	505	34
	$16,982	$10,683	$509	$31
(1)Includes $34 million and $37 million of gains on terminated interest rate swaps as of October 3, 2020 and September 28, 2019, respectively.

Adjustments Related to Fair Value Hedges Included in Net Interest Income/(Expense) in Consolidated Statements of Income
The following amounts are included in “Interest expense, net” in the Consolidated Statements of Operations:

	2020	2019	2018
Gain (loss) on:
Pay-floating swaps	$479	$337	$(230)
Borrowings hedged with pay-floating swaps	(479)	(337)	230
Benefit (expense) associated with interest accruals on pay-floating swaps	28	(58)	(15)

Effect of foreign Exchange Cash Flow Hedges on AOCI	The following table summarizes the effect of foreign exchange cash flow hedges on AOCI:

	2020	2019
Gain (loss) recognized in Other Comprehensive Income	$(63)	$156
Gain (loss) reclassified from AOCI into the Statement of Operations(1)	269	183
(1)Primarily recorded in revenue.

Net Gains or Losses Recognized in Costs and Expenses on Economic Exposures Associated with Foreign Currency Exchange Rates	The following table summarizes the net foreign exchange gains or losses recognized on foreign currency denominated assets and liabilities and the net foreign exchange gains or losses on the foreign exchange contracts we entered into to mitigate our exposure with respect to foreign currency denominated assets and liabilities by the corresponding line item in which they are recorded in the Consolidated Statements of Operations:

	Costs and Expenses			Interest expense, net			Income Tax Expense
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Net gains (losses) on foreign currency denominated assets and liabilities	$10	$(188)	$(146)	$1	$16	$39	$(35)	$50	$29
Net gains (losses) on foreign exchange risk management contracts not designated as hedges	(56)	123	104	—	(19)	(46)	33	(51)	(19)
Net gains (losses)	$(46)	$(65)	$(42)	$1	$(3)	$(7)	$(2)	$(1)	$10